Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Entity Central Index Key	0000826644
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 02, 2023
Document Effective Date	Mar. 02, 2023
Prospectus Date	Feb. 28, 2023
Invesco Emerging Markets Select Equity Fund | Class A
Prospectus:
Trading Symbol	IEMAX
Invesco Emerging Markets Select Equity Fund | Class C
Prospectus:
Trading Symbol	IEMCX
Invesco Emerging Markets Select Equity Fund | Class R
Prospectus:
Trading Symbol	IEMRX
Invesco Emerging Markets Select Equity Fund | Class Y
Prospectus:
Trading Symbol	IEMYX
Invesco Emerging Markets Select Equity Fund | CLASS R5
Prospectus:
Trading Symbol	IEMIX
Invesco Emerging Markets Select Equity Fund | CLASS R6
Prospectus:
Trading Symbol	EMEFX